Employee benefits - Pension and other post-employment benefits - Summary of Composition of Remeasurements Recorded in OCI (Detail) - Remeasurements of Employee Benefit Plans to OCI [member] - CAD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Defined benefit pension plans [member]
Actuarial (gains) losses:
Changes in financial assumptions	$ 81	$ 732	$ (2,917)	$ (660)
Experience adjustments			1
Return on plan assets (excluding interest based on discount rate)	338	(882)	2,180	(1,679)
Total remeasurements of employee benefit plans	419	(150)	(736)	(2,339)
Other post employment benefit [member]
Actuarial (gains) losses:
Changes in financial assumptions	16	46	(241)	(89)
Experience adjustments	(1)	(1)	(4)	(4)
Total remeasurements of employee benefit plans	$ 15	$ 45	$ (245)	$ (93)